CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Revenue:
Contract revenue	$ 1,438	$ 859	$ 2,231	$ 2,201	$ 3,928	$ 7,293
Costs and expenses:
Research and development	1,173	618	1,880	1,787	3,360	6,468
General and administrative	702	1,003	1,483	1,659	3,266	3,196
Total costs and expenses	1,875	1,621	3,363	3,446	6,626	9,664
Loss from operations	(437)	(762)	(1,132)	(1,245)	(2,698)	(2,371)
Warrant liability gain (charges)/ Non-cash financing charges and change in fair value of warrants (Note B)	0	(5,020)	0	(510)	(510)	4,069
Net income (loss)	(437)	(5,782)	(1,132)	(1,755)	(3,208)	1,698
Net income (loss) per weighted share attributable to common stockholders - basic	(437)	(5,782)	(1,132)	(1,755)	(3,208)	856
Net income (loss) per weighted share attributable to common stockholders - diluted	$ (437)	$ (5,782)	$ (1,132)	$ (1,755)	$ (3,208)	$ (2,161)
Basic net income (loss) per common share	$ 0.00	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per common share	$ 0.00	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.03)
Weighted average common shares outstanding:
Basic	134,550	94,425	134,550	69,664	106,554	61,593
Diluted	134,550	94,425	134,550	69,664	106,554	71,041